Payments, by Category - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Upstream	Ecopetrol America LLC	Hocol	Transition Energies	OBC	ODL	ODC	OCENSA	CENIT	Ecopetrol S.A.	Ecopetrol Trading Asia
Payments:
Taxes			$ 98,060		$ 20,680	$ 60,840	$ 68,140	$ 423,960	$ 271,220	$ 102,670	$ 9,540
Royalties	$ 1,121,090	$ 17,600	74,340	$ 268,080
Fees	1,040									1,846,910
Prod. Entitlements	65,410
Bonuses	15,570
Infrastructure				2,680				3,000	1,370
Comm. Social Resp.	1,000
Total Payments	$ 1,204,110	$ 17,600	$ 172,400	$ 270,760	$ 20,680	$ 60,840	$ 68,140	$ 426,960	$ 272,590	$ 1,949,580	$ 9,540